Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value of Financial Instruments
Schedule of Company's assets and liabilities that are measured at fair value on a recurring basis

	2020
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$405	$—	$—	$405
Equity securities	375	—	—	375
Fixed maturity debt securities	246	411	—	657
Total Assets:	1,026	411	—	1,437

Liabilities:
Redeemable convertible preferred stock tranche obligation	—	—	2,832	2,832
Stock warrants liability	—	—	144	144
Total Liabilities:	$—	$—	$2,976	$2,976

	2019
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$688	$—	$—	$688
Liabilities:
Redeemable convertible preferred stock tranche obligation	—	—	3,755	3,755
Stock warrants liability	—	—	115	115
Total Liabilities:	$—	$—	$3,870	$3,870

Schedule of significant inputs for Level 3 fair value measurement

				Change in
Year-ended December 31, 2020	January 1,	Issuances	Settlements	Fair Value	December 31,
Redeemable convertible preferred stock tranche obligation	$3,755	$—	$—	$(923)	$2,832
Stock warrants liability	115	15	—	14	144
Total	$3,870	$15	$—	$(909)	$2,976

				Change in
Year-ended December 31, 2019	January 1,	Issuances	Settlements	Fair Value	December 31,
Redeemable convertible preferred stock tranche obligation	$3,261	$—	$(902)	$1,396	$3,755
Stock warrants liability	67	72	—	(24)	115
Total	$3,328	$72	$(902)	$1,372	$3,870

Schedule of reconciliation of liabilities measured at fair value using significant unobservable inputs

	2020	2019
Expected volatility	65.00%	45.00%
Expected dividend yield	0.00%	0.00%
Expected term (in years)	4 years	5 years
Risk-free interest rate	0.27%	1.69%
Marketability discount	60.00%	50.00%